Customer deposits	12 Months Ended
Dec. 31, 2025
Disclosure Of Deposits From Customers [Abstract]
Disclosure of deposits from customers explanatory
31.	Customer deposits

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Current and saving accounts	576,181	427,529
Fixed deposits	3,357,569	9,029,405

	3,933,750	9,456,934